Accounting Policies (Notes)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2.    ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2013.

Significant accounting policies
The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2013.